Deferred Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accruals and deferred income [abstract]
As at 1 January	¥ 10,005	¥ 10,442
Additions	3,865	0
Amortization	(437)	(437)
As at 31 December	¥ 13,433	¥ 10,005